LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.13%
INVESTMENT COMPANIES–96.13%
Equity Funds–39.49%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	30,780,613	$ 385,988,891
LVIP SSGA Mid-Cap Index Fund	29,556,256	335,640,837
LVIP SSGA S&P 500 Index Fund	86,755,573	1,699,628,432
LVIP SSGA Small-Cap Index Fund	14,156,612	412,467,032
LVIP T. Rowe Price Growth Stock Fund	8,117,788	363,051,839
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,919,357	80,749,421
		3,277,526,452
Fixed Income Funds–25.90%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	21,148,815	216,521,574
LVIP Delaware Bond Fund	45,488,839	645,941,515
LVIP JPMorgan High Yield Fund	18,335,375	200,680,676
LVIP PIMCO Low Duration Bond Fund	18,136,245	183,266,757
LVIP SSGA Bond Index Fund	18,761,894	220,846,259
LVIP SSGA Short-Term Bond Index Fund	3,356,000	34,956,093
LVIP Western Asset Core Bond Fund	62,685,388	647,477,371
		2,149,690,245
Global Equity Fund–3.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	24,550,682	252,086,406
		252,086,406
Global Fixed Income Fund–0.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,202,999	73,561,370
		73,561,370
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–26.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	28,015,027	$ 502,981,786
LVIP Mondrian International Value Fund	16,177,597	259,521,013
LVIP SSGA Developed International 150 Fund	33,231,215	260,499,490
LVIP SSGA Emerging Markets 100 Fund	10,221,986	83,646,515
LVIP SSGA Emerging Markets Equity Index Fund	23,443,953	248,576,234
LVIP SSGA International Index Fund	93,045,277	870,345,523
		2,225,570,561
Total Affiliated Investments (Cost $6,547,724,996)		7,978,435,034

UNAFFILIATED INVESTMENTS–3.90%
INVESTMENT COMPANIES–3.90%
Equity Fund–1.01%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	2,720,526	83,955,421
		83,955,421
Money Market Fund–2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	239,983,688	239,983,688
		239,983,688
Total Unaffiliated Investments (Cost $324,384,355)		323,939,109

TOTAL INVESTMENTS–100.03% (Cost $6,872,109,351)	8,302,374,143
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(2,790,624)
NET ASSETS APPLICABLE TO 592,037,693 SHARES OUTSTANDING–100.00%	$8,299,583,519

✧✧ Standard Class shares.
✠ Initial Class.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
2,284	U.S. Treasury 5 yr Notes	$272,135,033	$273,885,545	12/31/19	$—	$(1,750,512)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$7,978,435,034	$—	$—	$7,978,435,034
Unaffiliated Investment Companies	323,939,109	—	—	323,939,109
Total Investments	$8,302,374,143	$—	$—	$8,302,374,143
Derivatives:
Liabilities:
Futures Contract	$(1,750,512)	$—	$—	$(1,750,512)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.13%@
Equity Funds-39.49%@
✧✧LVIP SSGA Large Cap 100 Fund	$313,088,879	$76,820,770	$35,315,070	$(2,230,082)	$33,624,394	$385,988,891	30,780,613	$25,184,490	$—
✧✧LVIP SSGA Mid-Cap Index Fund	312,241,272	44,432,769	40,921,151	(424,576)	20,312,523	335,640,837	29,556,256	33,726,886	—
✧✧LVIP SSGA S&P 500 Index Fund	1,473,823,761	173,627,061	178,754,923	27,536,986	203,395,547	1,699,628,432	86,755,573	63,488,341	—
✧✧LVIP SSGA Small-Cap Index Fund	519,330,830	46,366,573	203,416,713	(19,928,631)	70,114,973	412,467,032	14,156,612	20,460,696	—
✧✧LVIP T. Rowe Price Growth Stock Fund	313,863,586	53,537,310	41,332,912	921,725	36,062,130	363,051,839	8,117,788	21,118,893	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	79,070,522	5,472,507	18,730,923	3,344,063	11,593,252	80,749,421	2,919,357	5,005,169	—
Fixed Income Funds-25.90%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	220,401,425	10,812,399	26,473,312	(621,389)	12,402,451	216,521,574	21,148,815	—	—
✧✧LVIP Delaware Bond Fund	632,825,394	33,824,881	72,866,347	(1,244,379)	53,401,966	645,941,515	45,488,839	1,935,952	—
✧✧LVIP JPMorgan High Yield Fund	196,367,709	5,242,865	21,337,179	(675,407)	21,082,688	200,680,676	18,335,375	530,532	—
✧✧LVIP PIMCO Low Duration Bond Fund	215,910,139	13,529,481	50,906,936	159,650	4,574,423	183,266,757	18,136,245	1,146,660	—
✧✧LVIP SSGA Bond Index Fund	225,480,479	10,175,506	32,676,072	(309,892)	18,176,238	220,846,259	18,761,894	282,365	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,561,787	1,943,414	3,858,290	54,415	1,254,767	34,956,093	3,356,000	90,466	—
✧✧LVIP Western Asset Core Bond Fund	634,026,592	31,640,721	76,053,516	(1,631,743)	59,495,317	647,477,371	62,685,388	—	—
Global Equity Fund-3.04%@
✧✧LVIP Blackrock Global Real Estate Fund	173,918,672	69,774,854	33,542,037	1,090,903	40,844,014	252,086,406	24,550,682	924,227	—
Global Fixed Income Fund-0.89%
✧✧LVIP Global Income Fund	75,792,209	2,851,312	10,219,264	192,132	4,944,981	73,561,370	6,202,999	—	—
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
International Equity Funds-26.81%@
✧✧LVIP MFS International Growth Fund	$500,292,277	$24,833,161	$81,892,803	$5,640,937	$54,108,214	$502,981,786	28,015,027	$21,979,229	$—
✧✧LVIP Mondrian International Value Fund	249,067,468	26,174,011	30,098,808	(2,243,942)	16,622,284	259,521,013	16,177,597	5,207,556	—
✧✧LVIP SSGA Developed International 150 Fund	245,932,245	30,105,630	29,515,171	(1,421,039)	15,397,825	260,499,490	33,231,215	2,729,919	—
✧✧LVIP SSGA Emerging Markets 100 Fund	167,121,534	12,568,647	91,065,484	(8,334,150)	3,355,968	83,646,515	10,221,986	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	331,304,906	18,905,309	117,981,655	4,585,534	11,762,140	248,576,234	23,443,953	523,241	—
✧✧LVIP SSGA International Index Fund	843,346,965	27,406,630	104,286,677	(6,350,420)	110,229,025	870,345,523	93,045,277	954,096	—
Total	$7,758,768,651	$720,045,811	$1,301,245,243	$(1,889,305)	$802,755,120	$7,978,435,034		$205,288,718	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Growth Allocation Managed Risk Fund–5